CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 501,228	$ 161,271
Prepaid expenses		918,587
Total current assets		1,419,815	161,271
Investments held in Trust Account		276,047,984
Deferred offering costs associated with the initial public offering			413,039
Total Assets		277,467,799	574,310
Current liabilities:
Accounts payable		49,941	13,785
Due to related party		16,504
Accrued expenses		165,261	68,346
Note payable - related party			500,000
Total current liabilities		231,706	582,131
Accrued liabilities		2,853,000
Convertible note - related party		631,260
Deferred underwriting commissions		9,660,000
Derivative warrant liabilities		26,616,560
Total liabilities		39,992,526	582,131
Commitments and Contingencies
Shareholders' Equity (Deficit):
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares	[1],[2]		690
Additional paid-in capital		13,949,009	24,310
Accumulated deficit		(8,950,131)	(32,821)
Total shareholders' equity (deficit)		5,000,003	(7,821)
Total Liabilities and Shareholders' Equity (Deficit)		277,467,799	574,310
Class A Ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares		435
Total shareholders' equity (deficit)		435	0
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares, $0.0001 par value; 23,247,527 and -0- shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		232,475,270
Class B Ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares		690	690
Total shareholders' equity (deficit)		$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).